UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

ClearBridge Variable Mid Cap Portfolio
Class I	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Mid Cap Portfolio Fund returned 4.35%. The Fund compares its performance to the Russell  Midcap Index, which returned 10.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, offers a platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. The company delivered strong first and second quarter earnings with sustained growth from the company’s core gaming business and increased optimism around catalyst-driven growth in its emerging e-commerce business.

↑
APi Group, in the industrials sector, provides safety, specialty, and industrial services. The company executed well on organic growth initiatives and has demonstrated a strong ability to compound earnings through disciplined M&A.

↑
Casey’s General Stores, in the consumer staples sector, operates convenience stores and gas stations. The stock contributed to returns, benefiting from its aggressive reinvestment in its stores over the past decade in which it has built its private label brand and broadened its product offerings. This has not only helped improve same-store sales but has also encouraged repeat traffic, allowing the company to buck broader industry trends toward contraction in gas volumes and margins.

Top detractors from performance:
↓
WillScot, in the industrials sector, is a leader in turnkey modular space and portable storage solutions. The prospect of tariffs increasing the cost of manufacturing inputs and weakening economic growth projections resulted in a further push out in the recovery of short-cycle industrials which weighed on their shares.

↓
Marvell Technology, in the IT sector, is a networking and storage semiconductor company with a strong presence in data centers. The stock weighed on performance as elevated expectations around AI infrastructure spending were reset following the emergence of lower-cost AI models in the first quarter and increased scrutiny of competitive positioning in certain custom silicon programs and the timing of incremental design wins, leading the stock to give back prior gains.

↓
Alexandria Real Estate Equities, in the real estate sector, is a REIT focused on office and laboratory space serving life science and biotechnology tenants. The stock was a meaningful detractor as conditions across the life science real estate market has weakened materially following a period of elevated pandemic-era investment in biopharma research. The sector has experienced a sharp slowdown in funding activity, capital spending and new lab demand, resulting in excess capacity and pressure on leasing activity and rental growth expectations.

ClearBridge Variable Mid Cap Portfolio	PAGE 1	7674-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	4.35	4.50	7.50
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$260,402,339
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$1,960,466
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Variable Mid Cap Portfolio	PAGE 2	7674-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Mid Cap Portfolio	PAGE 3	7674-ATSR-0226

ClearBridge Variable Mid Cap Portfolio
Class II	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$109	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of ClearBridge Variable Mid Cap Portfolio Fund returned 4.08%. The Fund compares its performance to the Russell  Midcap Index, which returned 10.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, offers a platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. The company delivered strong first and second quarter earnings with sustained growth from the company’s core gaming business and increased optimism around catalyst-driven growth in its emerging e-commerce business.

↑
APi Group, in the industrials sector, provides safety, specialty, and industrial services. The company executed well on organic growth initiatives and has demonstrated a strong ability to compound earnings through disciplined M&A.

↑
Casey’s General Stores, in the consumer staples sector, operates convenience stores and gas stations. The stock contributed to returns, benefiting from its aggressive reinvestment in its stores over the past decade in which it has built its private label brand and broadened its product offerings. This has not only helped improve same-store sales but has also encouraged repeat traffic, allowing the company to buck broader industry trends toward contraction in gas volumes and margins.

Top detractors from performance:
↓
WillScot, in the industrials sector, is a leader in turnkey modular space and portable storage solutions. The prospect of tariffs increasing the cost of manufacturing inputs and weakening economic growth projections resulted in a further push out in the recovery of short-cycle industrials which weighed on their shares.

↓
Marvell Technology, in the IT sector, is a networking and storage semiconductor company with a strong presence in data centers. The stock weighed on performance as elevated expectations around AI infrastructure spending were reset following the emergence of lower-cost AI models in the first quarter and increased scrutiny of competitive positioning in certain custom silicon programs and the timing of incremental design wins, leading the stock to give back prior gains.

↓
Alexandria Real Estate Equities, in the real estate sector, is a REIT focused on office and laboratory space serving life science and biotechnology tenants. The stock was a meaningful detractor as conditions across the life science real estate market has weakened materially following a period of elevated pandemic-era investment in biopharma research. The sector has experienced a sharp slowdown in funding activity, capital spending and new lab demand, resulting in excess capacity and pressure on leasing activity and rental growth expectations.

ClearBridge Variable Mid Cap Portfolio	PAGE 1	7946-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	4.08	4.23	7.24
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$260,402,339
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$1,960,466
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Variable Mid Cap Portfolio	PAGE 2	7946-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Mid Cap Portfolio	PAGE 3	7946-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,312 in December 31, 2024 and $383,105 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2024 and $149,250 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in December 31, 2024 and $870,024 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Variable Mid Cap Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 95.3%
Communication Services — 1.1%
Entertainment — 1.1%
Live Nation Entertainment Inc.	20,700	$2,949,750 *

Consumer Discretionary — 12.4%
Diversified Consumer Services — 1.2%
Service Corp. International	39,400	3,072,018
Hotels, Restaurants & Leisure — 6.2%
Churchill Downs Inc.	40,000	4,551,200
Expedia Group Inc.	18,400	5,212,904
Light & Wonder Inc.	62,000	6,494,757 *(a)
Total Hotels, Restaurants & Leisure		16,258,861
Household Durables — 1.5%
Mohawk Industries Inc.	35,400	3,869,220 *
Specialty Retail — 3.5%
Chewy Inc., Class A Shares	174,900	5,780,445 *
Ross Stores Inc.	18,700	3,368,618
Total Specialty Retail		9,149,063

Total Consumer Discretionary		32,349,162
Consumer Staples — 5.3%
Consumer Staples Distribution & Retail — 5.3%
Casey’s General Stores Inc.	14,600	8,069,567
Performance Food Group Co.	64,400	5,790,848 *

Total Consumer Staples		13,860,415
Energy — 5.7%
Energy Equipment & Services — 2.3%
Archrock Inc.	89,900	2,339,198
Baker Hughes Co.	80,100	3,647,754
Total Energy Equipment & Services		5,986,952
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy Inc.	11,200	1,683,696
EQT Corp.	132,900	7,123,440
Total Oil, Gas & Consumable Fuels		8,807,136

Total Energy		14,794,088
Financials — 12.2%
Banks — 3.0%
Fifth Third Bancorp	46,100	2,157,941
PNC Financial Services Group Inc.	17,500	3,652,775
UMB Financial Corp.	18,100	2,082,224
Total Banks		7,892,940
See Notes to Financial Statements.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — 4.9%
Blue Owl Capital Inc.	198,900	$2,971,566
Coinbase Global Inc., Class A Shares	5,600	1,266,384 *
Houlihan Lokey Inc.	18,300	3,187,677
Raymond James Financial Inc.	32,600	5,235,234
Total Capital Markets		12,660,861
Insurance — 4.3%
Arch Capital Group Ltd.	50,700	4,863,144 *
Hartford Insurance Group Inc.	46,500	6,407,700
Total Insurance		11,270,844

Total Financials		31,824,645
Health Care — 11.5%
Biotechnology — 2.3%
Alnylam Pharmaceuticals Inc.	4,800	1,908,720 *
Argenx SE, ADR	4,700	3,952,465 *
Total Biotechnology		5,861,185
Health Care Equipment & Supplies — 4.2%
Insulet Corp.	8,600	2,444,464 *
Penumbra Inc.	10,600	3,295,646 *
STERIS PLC	20,500	5,197,160
Total Health Care Equipment & Supplies		10,937,270
Health Care Providers & Services — 1.3%
Tenet Healthcare Corp.	17,300	3,437,856 *
Health Care Technology — 0.6%
Doximity Inc., Class A Shares	37,000	1,638,360 *
Life Sciences Tools & Services — 3.1%
Bio-Techne Corp.	68,300	4,016,723
ICON PLC	21,600	3,935,952 *
Total Life Sciences Tools & Services		7,952,675

Total Health Care		29,827,346
Industrials — 19.0%
Aerospace & Defense — 2.1%
Axon Enterprise Inc.	2,100	1,192,653 *
CAE Inc.	142,900	4,347,018 *
Total Aerospace & Defense		5,539,671
Building Products — 1.9%
Resideo Technologies Inc.	145,000	5,092,400 *
Commercial Services & Supplies — 4.1%
Casella Waste Systems Inc., Class A Shares	30,000	2,938,200 *
Clean Harbors Inc.	32,700	7,667,496 *
Total Commercial Services & Supplies		10,605,696
See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Construction & Engineering — 4.4%
API Group Corp.	206,100	$7,885,386 *
WillScot Holdings Corp.	189,100	3,560,753
Total Construction & Engineering		11,446,139
Electrical Equipment — 3.8%
Regal Rexnord Corp.	44,200	6,202,144
Vertiv Holdings Co., Class A Shares	23,100	3,742,431
Total Electrical Equipment		9,944,575
Ground Transportation — 0.5%
XPO Inc.	9,100	1,236,781 *
Trading Companies & Distributors — 2.2%
Ferguson Enterprises Inc.	20,000	4,452,600
QXO Inc.	60,200	1,161,258 *
Total Trading Companies & Distributors		5,613,858

Total Industrials		49,479,120
Information Technology — 13.2%
Electronic Equipment, Instruments & Components — 2.8%
Teledyne Technologies Inc.	14,300	7,303,439 *
Semiconductors & Semiconductor Equipment — 2.8%
Microchip Technology Inc.	66,100	4,211,892
Qorvo Inc.	35,700	3,017,007 *
Total Semiconductors & Semiconductor Equipment		7,228,899
Software — 6.9%
AppLovin Corp., Class A Shares	8,500	5,727,470 *
Bentley Systems Inc., Class B Shares	37,600	1,435,004
Dynatrace Inc.	93,600	4,056,624 *
Rubrik Inc., Class A Shares	46,600	3,563,968 *
SailPoint Inc.	64,300	1,300,789 *
Tyler Technologies Inc.	4,400	1,997,380 *
Total Software		18,081,235
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure Inc., Class A Shares	40,000	771,200 *
CompoSecure Inc., Class A Shares	51,351	955,968 *(a)(b)(c)
Total Technology Hardware, Storage & Peripherals		1,727,168

Total Information Technology		34,340,741
Materials — 4.0%
Containers & Packaging — 4.0%
Crown Holdings Inc.	54,900	5,653,053
International Paper Co.	122,300	4,817,397

Total Materials		10,470,450
See Notes to Financial Statements.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Real Estate — 5.1%
Real Estate Management & Development — 2.4%
CoStar Group Inc.		44,700	$3,005,628 *
Jones Lang LaSalle Inc.		9,800	3,297,406 *
Total Real Estate Management & Development			6,303,034
Retail REITs — 1.6%
NNN REIT Inc.		107,000	4,240,410
Specialized REITs — 1.1%
SBA Communications Corp.		14,200	2,746,706

Total Real Estate			13,290,150
Utilities — 5.8%
Electric Utilities — 2.6%
PPL Corp.		189,100	6,622,282
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp.		24,800	4,000,984
Multi-Utilities — 1.7%
DTE Energy Co.		33,600	4,333,728

Total Utilities			14,956,994
Total Investments before Short-Term Investments (Cost — $169,478,147)			248,142,861
	Rate
Short-Term Investments — 5.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.609%	6,728,924	6,728,924 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.662%	6,728,924	6,728,924 (d)(e)

Total Short-Term Investments (Cost — $13,457,848)			13,457,848
Total Investments — 100.5% (Cost — $182,935,995)			261,600,709
Liabilities in Excess of Other Assets — (0.5)%			(1,198,370)
Total Net Assets — 100.0%			$260,402,339

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 9).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2025, the total market value of investments in Affiliated
Companies was $6,728,924 and the cost was $6,728,924 (Note 8).

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

 ClearBridge Variable Mid Cap Portfolio
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $176,207,071)	$254,871,785
Investments in affiliated securities, at value (Cost — $6,728,924)	6,728,924
Dividends receivable from unaffiliated investments	190,005
Dividends receivable from affiliated investments	12,806
Receivable for Portfolio shares sold	6,250
Prepaid expenses	937
Total Assets	261,810,707
Liabilities:
Payable for securities purchased	949,994
Investment management fee payable	165,914
Payable for Portfolio shares repurchased	152,438
Service and/or distribution fees payable	30,501
Trustees’ fees payable	175
Accrued expenses	109,346
Total Liabilities	1,408,368
Total Net Assets	$260,402,339
Net Assets:
Par value (Note 7)	$110
Paid-in capital in excess of par value	181,124,102
Total distributable earnings (loss)	79,278,127
Total Net Assets	$260,402,339
Net Assets:
Class I	$114,012,866
Class II	$146,389,473
Shares Outstanding:
Class I	4,790,982
Class II	6,225,558
Net Asset Value:
Class I	$23.80
Class II	$23.51
See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Dividends from unaffiliated investments	$2,481,065
Dividends from affiliated investments	128,591
Total Investment Income	2,609,656
Expenses:
Investment management fee (Note 2)	1,964,315
Service and/or distribution fees (Notes 2 and 5)	383,395
Fund accounting fees	69,329
Legal fees	56,860
Audit and tax fees	29,516
Trustees’ fees	11,694
Shareholder reports	5,991
Commitment fees (Note 10)	2,327
Custody fees	1,945
Transfer agent fees (Notes 2 and 5)	1,772
Insurance	1,755
Interest expense	884
Miscellaneous expenses	8,709
Total Expenses	2,538,492
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,849)
Net Expenses	2,534,643
Net Investment Income	75,013
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	7,944,020
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	2,728,710
Net Gain on Investments	10,672,730
Increase in Net Assets From Operations	$10,747,743
See Notes to Financial Statements.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$75,013	$712,230
Net realized gain	7,944,020	16,580,744
Change in net unrealized appreciation (depreciation)	2,728,710	8,145,834
Increase in Net Assets From Operations	10,747,743	25,438,808
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,414,834)	(7,384,074)
Decrease in Net Assets From Distributions to Shareholders	(17,414,834)	(7,384,074)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	48,207,249	27,193,608
Reinvestment of distributions	17,414,834	7,384,074
Cost of shares repurchased	(70,768,475)	(44,438,587)
Decrease in Net Assets From Portfolio Share Transactions	(5,146,392)	(9,860,905)
Increase (Decrease) in Net Assets	(11,813,483)	8,193,829
Net Assets:
Beginning of year	272,215,822	264,021,993
End of year	$260,402,339	$272,215,822
See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.43	$22.82	$20.36	$29.31	$25.62
Income (loss) from operations:
Net investment income	0.04	0.10	0.07	0.06	0.02
Net realized and unrealized gain (loss)	1.00	2.21	2.55	(7.50)	7.18
Total income (loss) from operations	1.04	2.31	2.62	(7.44)	7.20
Less distributions from:
Net investment income	(0.07)	(0.15)	(0.03)	(0.08)	(0.01)
Net realized gains	(1.60)	(0.55)	(0.13)	(1.43)	(3.50)
Total distributions	(1.67)	(0.70)	(0.16)	(1.51)	(3.51)
Net asset value, end of year	$23.80	$24.43	$22.82	$20.36	$29.31
Total return[2]	4.35%	10.01%	12.92%	(25.31)%	28.71%
Net assets, end of year (000s)	$114,013	$105,813	$98,614	$84,253	$105,777
Ratios to average net assets:
Gross expenses	0.82%	0.81%	0.82%	0.82%	0.82%
Net expenses[3,4]	0.82	0.81	0.82	0.82	0.82
Net investment income	0.18	0.42	0.32	0.26	0.08
Portfolio turnover rate	36%	35%	47%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.15	$22.57	$20.17	$29.05	$25.48
Income (loss) from operations:
Net investment income (loss)	(0.02)	0.04	0.02	(0.00)[2]	(0.05)
Net realized and unrealized gain (loss)	0.98	2.18	2.51	(7.43)	7.13
Total income (loss) from operations	0.96	2.22	2.53	(7.43)	7.08
Less distributions from:
Net investment income	(0.00)[2]	(0.09)	(0.00)[2]	(0.02)	(0.01)
Net realized gains	(1.60)	(0.55)	(0.13)	(1.43)	(3.50)
Total distributions	(1.60)	(0.64)	(0.13)	(1.45)	(3.51)
Net asset value, end of year	$23.51	$24.15	$22.57	$20.17	$29.05
Total return[3]	4.08%	9.73%	12.62%	(25.51)%	28.38%
Net assets, end of year (millions)	$146	$166	$165	$130	$203
Ratios to average net assets:
Gross expenses	1.07%	1.06%	1.07%	1.07%	1.07%
Net expenses[4,5]	1.07	1.06	1.07	1.07	1.07
Net investment income (loss)	(0.08)	0.17	0.08	(0.01)	(0.17)
Portfolio turnover rate	36%	35%	47%	32%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$25,854,405	$6,494,757	—	$32,349,162
Information Technology	33,384,773	—	$955,968	34,340,741
Other Common Stocks	181,452,958	—	—	181,452,958
Total Long-Term Investments	240,692,136	6,494,757	955,968	248,142,861
Short-Term Investments†	13,457,848	—	—	13,457,848
Total Investments	$254,149,984	$6,494,757	$955,968	$261,600,709

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s  records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. For Western Asset’s services to the Portfolio, FTFA pays Western Asset monthly 0.02% of the portion of the Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.85% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $3,849, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $1,574 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$91,849,455
Sales	118,618,070
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$183,230,224	$84,346,941	$(5,976,456)	$78,370,485
4. Derivative instruments and hedging activities
During the year ended December 31, 2025, the Portfolio did not invest in derivative instruments.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$623
Class II	$383,395	1,149
Total	$383,395	$1,772
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$1,596
Class II	2,253
Total	$3,849
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	$316,669	$634,844
Class II	14,330	605,249
Total	$330,999	$1,240,093
Net Realized Gains:
Class I	$7,196,017	$2,357,771
Class II	9,887,818	3,786,210
Total	$17,083,835	$6,143,981
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	491,791	$11,616,464	415,341	$9,631,992
Shares issued on reinvestment	315,275	7,512,686	117,666	2,992,615
Shares repurchased	(347,461)	(8,485,454)	(523,634)	(12,606,729)
Net increase	459,605	$10,643,696	9,373	$17,878
Class II
Shares sold	1,536,650	$36,590,785	761,124	$17,561,616
Shares issued on reinvestment	421,519	9,902,148	175,103	4,391,459
Shares repurchased	(2,621,719)	(62,283,021)	(1,375,479)	(31,831,858)
Net decrease	(663,550)	$(15,790,088)	(439,252)	$(9,878,783)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,823,349	$35,856,218	35,856,218	$32,950,643	32,950,643

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$128,591	—	$6,728,924

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

9. Restricted securities
The following Portfolio investment is restricted as to resale and, in the absence of a readily ascertainable market value, is fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share	Percent of Net Assets
CompoSecure Inc., Class A Shares, Common Shares	51,351	11/25	$949,994	$955,968	$18.62	0.37%
Total			$949,994	$955,968		0.37%
10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$4,381,916	$1,240,093
Net long-term capital gains	13,032,918	6,143,981
Total distributions paid	$17,414,834	$7,384,074
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$555,650
Undistributed long-term capital gains — net	351,993
Total undistributed earnings	$907,643
Unrealized appreciation (depreciation)(a)	78,370,484
Total distributable earnings (loss) — net	$79,278,127

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
12. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of ClearBridge Variable Mid Cap Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Variable Mid Cap Portfolio (one of the portfolios constituting Legg Mason Partners Variable Equity Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
ClearBridge Variable Mid Cap Portfolio 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$13,032,918
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,120,567
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$4,081,580
Section 163(j) Interest Earned	§163(j)	$83,597

ClearBridge Variable Mid Cap Portfolio

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
ClearBridge Variable Mid Cap Portfolio

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ClearBridge
Variable Mid Cap Portfolio
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Variable Mid Cap Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
ClearBridge Variable Mid Cap Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Variable Mid Cap Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90172-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026